Stock Option Plans (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended							93 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2013	Feb. 05, 2014	May 05, 2006 2006 Stock Incentive Plan [Member]	May 05, 2006 2006 Stock Incentive Plan [Member] Minimum [Member]	May 05, 2006 2006 Stock Incentive Plan [Member] Maximum [Member]
Stock issued during period to realted parties															16,521,704
Excess of stock issued														30,420,148		1,456,786	17,978,490
Percentage granted to employees at a price per share															100.00%
Percenatge of stock option granted to stockholders															10.00%
Percentage exercise price per share															110.00%
Percentage restricted stock to related parties price per share															100.00%
Total unrecognized stock-based compensation expense related to unvested stock options	$ 1,398,978		$ 1,398,978
Weighted average period			1 year
Stock based compensation expense	$ 892,576	$ 2,820	$ 9,997,201	$ 6,435	$ 771,460	$ 9,877	$ 23,645	$ 46,840	$ 123,809	$ 165,949	$ 138,868	$ 319,019	$ 1,599,467